CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE, RELATED PARTIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended				4 Months Ended	12 Months Ended
	Apr. 29, 2019	Feb. 02, 2018	Mar. 31, 2022		Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2021		Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Short-term Debt [Line Items]
Convertible notes payable			$ 638,714					$ 635,714
Interest rate								8.00%
Conversion of principal amount					$ 1,162,800
Note payable								$ 869,157			$ 34,000
Conversion of accrued interest					$ 38,616
Shares issued upon conversion of convertible notes payable					75,195,174
Loss on the extinguishment of debt					$ 80,227
Conversion price								$ 0.001
Warrants issued			133,689,840
Exercise price			$ 0.0109			$ 0.079		$ 0.0079		$ 0.079	$ 0.079
Stock price						$ 1.59				$ 1.59	$ 1.59
GHS Investments [Member]
Short-term Debt [Line Items]
Interest rate			8.00%					8.00%
Conversion price			$ 0.0171					$ 0.0171
Convertible promissory note								$ 165,000
Beneficial conversion feature								106,765
Golock Capital, LLC Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible notes payable			$ 339,011	[1]				339,011	[1]			$ 302,067
Interest rate		10.00%					10.00%
Debt instrument, principal amount		$ 40,000	339,011				$ 191,750	339,011
Maturity date description		November 2, 2018					maturity dates between September 1, 2018 and August 31, 2018.
Debt instrument, description							The notes are convertible into shares of the Company’s common stock at prices between $0.015 and $0.02 per share
Warrants issued							4,804,708
Exercise price		$ 0.015					$ 0.014
Related debt discount		$ 40,000					$ 19,652					$ 0
Debt discount		$ 5,000
Stock price		$ 0.015
Warrant issued to common stock		2,500,000
Increase/decrease in derivative liability		$ 553,000
Financing cost		$ 43,250
Amount of additional penalties and interest			1,172,782					$ 1,172,782
Golock Capital Llc Convertible Note [Member]
Short-term Debt [Line Items]
Debt instrument, description		Company amended the notes above by changing the conversion feature for the aggregate notes to be convertible into shares of common stock of the Company at the lower of (i) $0.015 per share or, (ii) 58% of the lowest closing bid price in the 20 trading days prior to the day that the Lender requests conversion.
YLimit, LLC [Member] | February 9, 2020 [Member]
Short-term Debt [Line Items]
Shares issued upon conversion of convertible notes payable								874,300,140
Borrowing limit increased										$ 175,000
Fundings								$ 119,000
Golock [Member]
Short-term Debt [Line Items]
Debt instrument, description	They received (a) a warrant to purchase 12,833,333 shares of the Company’s common stock for 48 months exercisable at a strike price of $.00475. The Company recorded a financing charge of $28,227 related to these warrants and (b) the conversion noted above was changed from 58% to 50% of the lowest closing bid price in the 20 trading days prior to that day that the Lender request conversion
Golock [Member] | Amendment [Member]
Short-term Debt [Line Items]
Debt conversion, converted instrument, amount						$ 53,331				53,331
Convertible notes payable						339,010				339,010
Debt instrument, description	They received (a) a warrant to purchase 12,833,333 shares of the Company’s common stock for 48 months exercisable at a strike price of $.00475. The Company recorded a financing charge of $28,227 related to these warrants and (b) the conversion noted above was changed from 58% to 50% of the lowest closing bid price in the 20 trading days prior to that day that the Lender requested conversion.
Debt conversion, converted instrument, accured interest										$ 23,102
Debt conversion, converted instrument, shares issued										100,000,000
Notes past due						285,679				$ 285,679
Lender [Member] | Amendment [Member]
Short-term Debt [Line Items]
Notes past due			$ 73,204					73,204
Officer [Member]
Short-term Debt [Line Items]
Advanced from related party								10,000
Balance due								10,000
Note Payable [Member]
Short-term Debt [Line Items]
Debt conversion, converted instrument, amount								492,528
Convertible notes payable								364,629
Increase in convertible amount								107,000
Conversion of principal amount								857,157
Note payable								857,157
Three Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible notes payable								$ 43,500			$ 43,500
Interest rate								10.00%
Due to related parties								$ 28,500			$ 28,500
Conversion of notes into common stock								740,251
Three Convertible Notes [Member] | YLimit, LLC [Member]
Short-term Debt [Line Items]
Convertible notes payable						882,500				$ 882,500
Borrowing limit increased						$ 175,000

[1]	On February 2, 2018, the Company issued a convertible note to Golock Capital, LLC (“Lender”) in the principal amount of $